Earnings Per Share - Components of Earnings per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317
Preferred dividends	(238)	(129)	(89)
Equity portion of gain on ITS exchange transaction, net of tax			118
Earnings allocated to participating stock awards	(26)	(22)	(14)
Net income applicable to U.S. Bancorp common shareholders	$ 5,383	$ 4,721	$ 3,332
Average common shares outstanding	1,887	1,914	1,912
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	9
Average diluted common shares outstanding	1,896	1,923	1,921
Earnings per common share	$ 2.85	$ 2.47	$ 1.74
Diluted earnings per common share	$ 2.84	$ 2.46	$ 1.73